Fair Value Measurements - Change in the Fair Value of the Warrant Liabilities (Details) - DiamondHead Holdings Corp. - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value of derivative warrant liabilities	$ 7,300,000	$ 4,400,000
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfer of Public Warrants to Level 1		(7,762,500)
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Derivative warrant liabilities at beginning of period	3,619,330
Issuance of Derivative Warrants		13,161,830
Change in fair value of derivative warrant liabilities	$ (2,993,960)	(1,780,000)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Derivative warrant liabilities at end of period	$ 625,370	$ 3,619,330